Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Credit Loss [Abstract]
Recoveries (losses) from freestanding credit enhacements	$ 401	$ (276)